Other current liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other current liabilities

Note 8 – Other current liabilities

Other current liabilities consisted of the following at:

	December 31,	December 31,
	2025	2024
Withholding tax payable	-	$143,073
Total other current liabilities	$-	$143,073